Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Interest rate on debt under revolving credit facility excluding prime rate	0.50%	0.50%
Total debt amount available under revolving credit facility	$ 100,000	$ 100,000
Revolving Credit Facility	$ 24	$ 75,000